UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07857

                           OPPENHEIMER REAL ASSET FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                   Date of reporting period: FEBRUARY 28, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION ON COMMODITY-LINKED SECURITIES
--------------------------------------------------------------------------------
Energy                                                                     75.0%
--------------------------------------------------------------------------------
Agriculture                                                                10.0
--------------------------------------------------------------------------------
Industrial Metals                                                           8.0
--------------------------------------------------------------------------------
Livestock                                                                   5.0
--------------------------------------------------------------------------------
Precious Metals                                                             2.0

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are dollar-weighed based on percentages of commodity-linked securities. Commodity-linked securities are investments whose return is based upon the price movements (whether up or down) of a particular commodity or basket of commodities. The Fund's allocation of its investments within each sector of the GSCI(R) may differ (at times, significantly) from the sector weightings of the GSCI(R). The Fund is not an index fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Government Obligations                                                29.0%

Corporate Bonds & Notes                                                    21.4

Mortgage-Backed Obligations                                                20.0

Commodity-Linked Securities                                                14.4

Cash Equivalents                                                           13.7

Asset-Backed Securities                                                     0.8

Structured Notes                                                            0.4

Foreign Government Obligations                                              0.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                         9 | OPPENHEIMER REAL ASSET FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please note that Oppenheimer Real Asset Fund(R) invests a substantial portion of its assets in derivative instruments that entail potentially higher volatility and risk of loss than traditional equity or debt securities. The Fund is not intended as a complete investment program and is intended for investors with long-term investment goals who are willing to accept this risk.

CLASS A shares of the Fund were first publicly offered on 3/31/97. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 3/31/97. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/31/97. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                        10 | OPPENHEIMER REAL ASSET FUND

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 3/31/97. Class Y shares are offered principally to certain institutional investors under special agreement with the Distributor and are not subject to a sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        11 | OPPENHEIMER REAL ASSET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                        12 | OPPENHEIMER REAL ASSET FUND
exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                           BEGINNING        ENDING             EXPENSES
                           ACCOUNT          ACCOUNT            PAID DURING
                           VALUE            VALUE              6 MONTHS ENDED
                           (9/1/05)         (2/28/06)          FEBRUARY 28, 2006
--------------------------------------------------------------------------------
Class A Actual             $1,000.00        $  840.10          $ 6.00
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00         1,018.30            6.58
--------------------------------------------------------------------------------
Class B Actual              1,000.00           837.20           10.03
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00         1,013.93           10.99
--------------------------------------------------------------------------------
Class C Actual              1,000.00           836.70            9.57
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00         1,014.43           10.49
--------------------------------------------------------------------------------
Class N Actual              1,000.00           839.10            7.74
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00         1,016.41            8.48
--------------------------------------------------------------------------------
Class Y Actual              1,000.00           841.70            3.98
--------------------------------------------------------------------------------
Class Y Hypothetical        1,000.00         1,020.48            4.37

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2006 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.31%
-----------------------------
Class B             2.19
-----------------------------
Class C             2.09
-----------------------------
Class N             1.69
-----------------------------
Class Y             0.87

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                        13 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  February 28, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.9%
------------------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Asset-Backed Security,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 1                                                           $  3,553,326   $       3,542,156
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates,
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 1                                                             6,277,991           6,272,089
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO, Home Equity Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.079%, 1/25/29 2                                                              645,555             148,478
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                                   4,561,000           4,535,286
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed Nts.,
Series 2000-14, Cl. 2, 8.61%, 9/30/08 2                                                               3,125,755             701,081
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 1                                                             1,354,971           1,347,218
                                                                                                                  ------------------
Total Asset-Backed Securities (Cost $19,525,704)                                                                         16,546,308

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--24.0%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--20.9%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--20.9%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                                     413,837             427,675
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/18-10/1/18                                                                                 2,596,732           2,520,802
6%, 7/1/17                                                                                            2,454,893           2,497,502
7%, 11/1/22-12/1/34                                                                                  10,343,722          10,700,099
8%, 4/1/16                                                                                              210,694             224,158
9%, 8/1/22-5/1/25                                                                                        53,478              58,029
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates,
Series 2116, Cl. ZA, 6%, 1/15/29                                                                     12,571,384          12,771,213
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 177, Cl. B, 12.757%, 7/1/26 3                                            1,303,929             277,771
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19                                                                                         4,343,446           4,227,420
4.50%, 3/1/21 4                                                                                       2,600,000           2,526,061
5.50%, 3/1/36 4                                                                                      52,676,000          52,198,650
6%, 8/1/16-11/1/32                                                                                   51,883,465          52,786,713
6%, 3/1/36 4                                                                                         46,168,000          46,600,825
6.50%, 12/1/28                                                                                        1,607,308           1,653,626
6.50%, 4/1/35 4                                                                                      96,286,000          98,512,614
7%, 11/1/17                                                                                           5,820,645           6,008,727
7%, 4/1/35 4                                                                                         65,866,000          68,109,528
8.50%, 7/1/32                                                                                            38,993              42,228
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 294, Cl. 2, 12.464%, 2/1/28 3                                                                   1,039,401             225,134


                        14 | OPPENHEIMER REAL ASSET FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 321, Cl. 2, 10.658%, 4/1/32 3                                                                $  4,622,827   $       1,053,677
Trust 333, Cl. 2, 11.014%, 4/1/33 3                                                                   4,088,426             916,570
Trust 338, Cl. 2, 9.73%, 7/1/33 3                                                                     7,426,926           1,660,727
Trust 346, Cl. 2, 13.659%, 12/1/33 3                                                                 19,357,967           4,262,702
Trust 350, Cl. 2, 9.392%, 3/1/34 3                                                                    8,189,849           1,803,362
                                                                                                                  ------------------
                                                                                                                        372,065,813

------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                                              79,105              85,107
------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--3.1%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--2.2%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                   7,550,000           7,369,714
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                3,014,600           3,005,580
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                                     1,142,635           1,099,633
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO,
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                               1,063,452           1,076,895
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                               1,081,000           1,049,363
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                               2,050,000           2,005,226
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                               4,340,000           4,285,262
------------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates,
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                              1,370,000           1,345,417
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                  1,500,000           1,461,966
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                 5,240,000           5,174,620
------------------------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Mtg. Pass-Through Certificates,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                                                 6,568,633           6,624,056
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                                                            5,150,000           5,084,762
                                                                                                                  ------------------

                                                                                                                         39,582,494

------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.9%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1,
Cl. 3A1, 6.50%, 8/25/32                                                                              14,697,691          14,941,129
                                                                                                                  ------------------
Total Mortgage-Backed Obligations (Cost $427,590,729)                                                                   426,674,543


                        15 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Unaudited/Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--34.9%
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
2.50%, 4/11/06 5                                                                                   $ 17,400,000   $      17,355,908
3.125%, 11/15/06                                                                                         90,000              88,910
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.375%, 11/16/07                                                                                         45,000              44,616
4.625%, 2/21/08                                                                                          85,000              84,587
5.50%, 7/15/06 5                                                                                    136,211,000         136,522,787
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.75%, 6/16/06                                                                                        8,300,000           8,226,495
2.25%, 5/15/06                                                                                       53,000,000          52,723,658
2.50%, 6/15/06                                                                                       20,290,000          20,154,950
3.125%, 7/15/06 5                                                                                    68,000,000          67,568,812
5.25%, 6/15/06                                                                                       50,000,000          50,055,000
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Sub. Nts., 5.50%, 5/2/06                                      25,000,000          25,027,150
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills:
3.78%, 3/16/06                                                                                       20,000,000          19,968,500
3.91%, 3/30/06                                                                                       20,000,000          19,937,006
4.145%, 6/15/06                                                                                      20,000,000          19,738,340
4.37%, 3/23/06                                                                                      100,000,000          99,733,556
4.43%, 4/27/06                                                                                       80,000,000          79,438,868
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 3.875%, 9/15/10 5                                                                 2,665,000           2,584,322
                                                                                                                  ------------------
Total U.S. Government Obligations (Cost $620,069,485)                                                                   619,253,465

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.3%
------------------------------------------------------------------------------------------------------------------------------------
Quebec (Province of) Nts., 5.50%, 4/11/06 (Cost $5,997,886)                                           5,990,000           5,995,523

------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--25.7%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.8%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.0%
Johnson Controls, Inc., 5% Sr. Unsec. Nts., 11/15/06                                                     50,000              49,850
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
DaimlerChrysler North America Holding Corp., 6.40% Nts., 5/15/06                                      8,480,000           8,500,182
------------------------------------------------------------------------------------------------------------------------------------
General Motors Nova Scotia Finance Co., 6.85% Nts., 10/15/08                                          1,205,000             964,000
                                                                                                                  ------------------
                                                                                                                          9,464,182

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
Sony Capital Corp., 4.95% Nts., 11/1/06 6                                                             4,900,000           4,873,687
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.5%
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                       825,000             872,873
------------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                                                             443,000             453,733
------------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125% Bonds, 8/1/06                                                     9,145,000           9,181,754
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 8.18% Nts., 8/15/07 5                                                           890,000             925,927


                        16 | OPPENHEIMER REAL ASSET FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Tribune Co., 6.875% Nts., 11/1/06                                                                  $  6,900,000   $       6,959,299
------------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 6.75% Sr. Unsec. Nts., Series B, 3/30/06                                       8,299,000           8,311,872
                                                                                                                  ------------------
                                                                                                                         26,705,458

------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Target Corp., 5.95% Unsec Sr. Nts., 5/15/06                                                           5,139,000           5,147,659
------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
NIKE, Inc., 5.50% Sr. Unsec. Nts., 8/15/06                                                            3,755,000           3,762,123
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.6%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.4%
Bottling Group LLC, 2.45% Sr Unsec. Nts., 10/16/06                                                    3,870,000           3,805,460
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.:
2.50% Unsec. Unsub. Nts., 9/15/06                                                                     2,175,000           2,143,241
5.375% Unsec. Unsub. Nts., 8/15/06                                                                    1,041,000           1,042,628
                                                                                                                  ------------------
                                                                                                                          6,991,329

------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Kroger Co. (The), 7.625% Sr. Nts., 9/15/06                                                              460,000             465,172
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc. (Canada), 5.58% Nts., 5/1/06 6                                                  2,000,000           2,002,732
                                                                                                                  ------------------
                                                                                                                          2,467,904

------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.0%
General Mills, Inc., 3.875% Nts., 11/30/07                                                              515,000             503,496
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--1.7%
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.7%
Burlington Resources Finance Co., 5.60% Sr. Unsec Nts., 12/1/06                                       8,075,000           8,100,081
------------------------------------------------------------------------------------------------------------------------------------
Conoco Funding Co., 5.45% Nts., 10/15/06                                                              8,695,000           8,709,286
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., 6 Cl. A1, 6/15/10 6                               11,550,000          11,396,570
------------------------------------------------------------------------------------------------------------------------------------
TransCanada PipeLines Ltd., 9.125% Unsec. Sub. Debs., 4/20/06                                         2,035,000           2,045,110
                                                                                                                  ------------------
                                                                                                                         30,251,047

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--11.0%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.6%
Bank of New York Co., Inc. (The), 3.75% Unsec. Unsub. Nts., 2/15/08 5                                   470,000             458,930
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA):
4.777% Nts., 6/19/06 1                                                                                2,500,000           2,502,395
5.75% Unsec. Nts., 4/15/07                                                                              600,000             603,707
5.875% Nts., 8/1/06                                                                                   6,790,000           6,813,792
                                                                                                                  ------------------
                                                                                                                         10,378,824


                        17 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.8%
ABN Amro Bank NV (Chicago Branch), 7.55% Unsec. Sub. Nts., 6/28/06                             $      7,990,000   $       8,059,257
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 3.875% Nts., 1/15/08 5                                                           500,000             489,611
------------------------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 2.50% Sr. Nts., 3/30/06                                           1,000,000             998,352
------------------------------------------------------------------------------------------------------------------------------------
First Tennessee Bank, 4.44% Certificate of Deposit, 3/21/06 1                                         4,500,000           4,461,764
------------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                                                       430,000             423,426
------------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc, 2.25% Nts., 5/1/06 6                                                      3,995,000           3,977,526
------------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 7.20% Sr. Unsec. Nts., 7/15/06                                               2,880,000           2,902,156
------------------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc, 7.625% Unsec. Sub. Nts., 6/15/06                                                       4,200,000           4,230,358
------------------------------------------------------------------------------------------------------------------------------------
KeyCorp:
3.05% Sr. Nts., Series G, 11/22/06                                                                    5,000,000           4,919,980
6.75% Jr. Unsec. Sub. Nts., 3/15/06                                                                   1,700,000           1,700,991
7.50% Sub. Nts., 6/15/06                                                                                395,000             397,578
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                                                       500,000             503,866
------------------------------------------------------------------------------------------------------------------------------------
PNC Funding Corp., 5.75% Sr. Unsec. Nts., 8/1/06                                                      8,645,000           8,668,169
------------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125% Nts., Series E, 10/15/06                                          9,106,000           9,153,023
------------------------------------------------------------------------------------------------------------------------------------
Regions Financial Corp., 4.50% Bonds, 8/8/08                                                          2,185,000           2,149,822
------------------------------------------------------------------------------------------------------------------------------------
Santander Financial Issuances Ltd., 7% Unsec. Sub. Nts., 4/1/06                                       1,000,000           1,001,427
------------------------------------------------------------------------------------------------------------------------------------
Societe Generale New York, 7.40% Jr. Unsec. Sub. Nts., 6/1/06                                         3,360,000           3,380,120
------------------------------------------------------------------------------------------------------------------------------------
SouthTrust Bank NA, 4.44% Sr. Nts., 6/1/06 1                                                          8,000,000           8,003,064
------------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc., 4.519% Nts., 3/24/06 1                                                          5,850,000           5,849,269
------------------------------------------------------------------------------------------------------------------------------------
US Trust Co. New York, 4.62% Certificate of Deposit, 9/12/06 1                                        6,670,000           6,672,795
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 4.375% Nts., 1/15/08                                                           515,000             507,827
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.875% Unsec. Sub. Nts., 4/1/06                                                    2,050,000           2,053,091
------------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp, 2.70% Sr. Unsec. Nts., 5/1/06                                                          4,475,000           4,458,519
                                                                                                                  ------------------
                                                                                                                         84,961,991

------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.4%
American Express Co., 5.50% Nts., 9/12/06 5                                                           2,220,000           2,225,845
------------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 2.875% Sr. Nts., 9/29/06                                                             2,020,000           1,995,869
------------------------------------------------------------------------------------------------------------------------------------
Citicorp, 7.75% Sub. Nts., 6/15/06                                                                    5,790,000           5,831,949
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
3.50% Nts., 2/1/08                                                                                      800,000             777,786
4.521% Sr. Unsec. Nts., 3/29/06 1                                                                     1,000,000             999,830
5.75% Sr. Unsec. Nts., 5/10/06                                                                          170,000             170,281
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 4.125% Nts., 1/15/08 5                                               1,000,000             983,368
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.:
4% Nts., 2/1/08                                                                                         800,000             784,670
5.625% Sr. Unsub. Nts., 8/15/06                                                                       8,160,000           8,183,884
------------------------------------------------------------------------------------------------------------------------------------
Korea Development Bank, 5.25% Nts., 11/16/06                                                          4,350,000           4,358,509
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.25% Sr. Unsec. Nts., 5/15/06                                        6,650,000           6,666,711


                        18 | OPPENHEIMER REAL ASSET FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Merrill Lynch & Co., Inc.:
2.47% Nts., Series B, 3/10/06                                                                  $         50,000   $          49,977
4% Nts., Series B, 11/15/07                                                                             410,000             402,825
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.10% Unsec. Unsub. Bonds, 4/15/06                                                    7,510,000           7,521,363
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.799% Sr. Nts., 3/27/06 1                                                1,800,000           1,800,029
                                                                                                                  ------------------
                                                                                                                         42,752,896

------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.6%
Allstate Financial Global Funding II, 2.625% Nts., 10/22/06 6                                         1,495,000           1,469,548
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                                   12,260,000          12,183,485
------------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II:
5% Nts., 7/27/07 6                                                                                      760,000             756,759
5.625% Nts., 6/27/06 6                                                                                  800,000             801,456
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp., 6.75% Unsec. Nts., 12/15/06                                                              6,880,000           6,936,368
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                                                     1,130,000           1,092,882
------------------------------------------------------------------------------------------------------------------------------------
Monumental Global Funding II, 3.85% Nts., 3/3/08 6                                                    1,120,000           1,093,340
------------------------------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 6                                                       1,800,000           1,738,928
------------------------------------------------------------------------------------------------------------------------------------
Principal Life Global Funding, 6.125% Sec. Nts., 3/1/06 6                                             9,125,000           9,125,000
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 6.375% Sr. Nts., 7/23/06 6                                       9,825,000           9,874,980
------------------------------------------------------------------------------------------------------------------------------------
Teachers Insurance & Annuity Assn. Global Markets, Inc.,
3.875% Sr. Unsec. Nts., 1/22/08 6                                                                     1,750,000           1,710,503
                                                                                                                  ------------------
                                                                                                                         46,783,249

------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                                           1,260,000           1,378,230
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Countrywide Home Loans, Inc.:
4.689% Unsec. Unsub. Nts., Series L, 4/12/06 1                                                        3,000,000           2,999,535
5.50% Nts., 8/1/06                                                                                    4,200,000           4,209,584
5.50% Nts., Series K, 2/1/07 5                                                                          635,000             636,187
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 7.50% Sr. Unsec. Nts., 8/15/06                                               1,690,000           1,708,936
                                                                                                                  ------------------
                                                                                                                          9,554,242

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.1%
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Merck & Co., Inc., 5.25% Unsec. Nts., 7/1/06                                                          1,185,000           1,185,366
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.0%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                                                  6,661,000           6,672,157


                        19 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
General Dynamics Corp., 2.125% Nts., 5/15/06                                                   $      8,126,000   $       8,083,257
------------------------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                                           2,222,000           2,244,262
                                                                                                                  ------------------
                                                                                                                         16,999,676

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Donnelley (R.R.) & Sons Co., 5% Unsec. Nts., 11/15/06                                                 1,000,000             993,820
------------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp., 6.625% Sr. Unsec. Nts., Series B, 3/15/06                                     4,810,000           4,812,477
                                                                                                                  ------------------
                                                                                                                          5,806,297

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
General Electric Capital Corp., 5.35% Nts., Series A, 3/30/06                                         3,850,000           3,851,844
------------------------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc., 6.375% Sr. Unsec. Nts., Cl. A, 3/15/06                                        2,860,000           2,861,536
------------------------------------------------------------------------------------------------------------------------------------
Textron Financial Corp., 2.75% Nts., Series E, 6/1/06                                                 8,830,000           8,785,585
                                                                                                                  ------------------
                                                                                                                         15,498,965

------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
Caterpillar Financial Services Corp., 5.95% Sr. Nts., 5/1/06                                          3,700,000           3,706,605
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., 6.25% Nts., 5/15/06                                                          5,805,000           5,820,406
                                                                                                                  ------------------
                                                                                                                          9,527,011

------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Canadian National Railway Co., 6.45% Unsec. Nts., 7/15/06                                             4,905,000           4,930,226
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.8%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.8%
Dow Chemical Co. (The), 8.625% Unsec. Debs., 4/1/06                                                   7,265,000           7,284,027
------------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co., 8.25% Unsec. Debs., 9/15/06                                            1,000,000           1,016,753
------------------------------------------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc., 6.45% Sr. Unsec. Unsub. Nts., 5/15/06                       6,233,000           6,247,311
                                                                                                                  ------------------
                                                                                                                         14,548,091

------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
BellSouth Corp., 5% Nts., 10/15/06                                                                    8,732,000           8,726,848
------------------------------------------------------------------------------------------------------------------------------------
France Telecom SA, 7.20% Sr. Unsec. Nts., 3/1/06 1                                                    8,565,000           8,565,000
------------------------------------------------------------------------------------------------------------------------------------
GTE Corp., 6.36% Unsec. Debs., 4/15/06                                                                1,055,000           1,056,403
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06                                                      9,000,000           9,009,423
------------------------------------------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375% Unsub. Nts., 12/15/06                                              860,000             861,794
                                                                                                                  ------------------
                                                                                                                         28,219,468

------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
AT&T Wireless Services, Inc., 7.35% Sr. Unsec. Nts., 3/1/06                                           8,210,000           8,210,000


                        20 | OPPENHEIMER REAL ASSET FUND

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Sprint Capital Corp., 4.78% Unsec. Nts., 8/17/06                                               $      9,290,000   $       9,274,978
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc, 3.95% Unsec. Nts., 1/30/08                                                          860,000             842,367
                                                                                                                  ------------------
                                                                                                                         18,327,345

------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.1%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
Alabama Power Co., 2.80% Sr. Unsec. Unsub. Nts., Series Y, 12/1/06                                    6,080,000           5,981,480
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Edison Co., 8.25% First Mtg. Nts., Series 76, 10/1/06                                    2,235,000           2,273,936
------------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                                           615,000             617,048
------------------------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 3.25% Nts., 4/11/06                                                          1,305,000           1,302,599
------------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Co., 6.375% Nts., 6/15/06                                                          7,948,000           7,981,771
------------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                                               910,000             900,256
------------------------------------------------------------------------------------------------------------------------------------
PacifiCorp, 5.65% Bonds, 11/1/06                                                                      5,965,000           5,986,027
------------------------------------------------------------------------------------------------------------------------------------
PP&L Resources, Inc., 6.55% Bonds, 3/1/06                                                             1,250,000           1,250,000
------------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.75% Sr. Nts., 3/1/06                                                           465,000             465,000
------------------------------------------------------------------------------------------------------------------------------------
PSI Energy, Inc., 6.65% Sr. Sec. Bonds, Series EEE, 6/15/06                                           3,400,000           3,414,120
------------------------------------------------------------------------------------------------------------------------------------
Southern Co. Capital Funding, Inc., 5.30% Sr. Unsec. Unsub. Nts.,
Series A, 2/1/07                                                                                      2,000,000           1,993,038
------------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.75% Sr. Unsec. Unsub. Nts., Series A, 3/31/06                        2,587,000           2,588,433
                                                                                                                  ------------------
                                                                                                                         34,753,708

------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.3%
Baltimore Gas & Electric Co., 5.25% Unsec. Nts., 12/15/06                                             4,800,000           4,803,648
------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
NiSource Finance Corp., 3.20% Nts., 11/1/06                                                             680,000             671,080
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
Consolidated Natural Gas Co., 5.375% Sr. Unsec. Unsub. Nts.,
Series B, 11/1/06                                                                                     5,000,000           5,005,590
------------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75% Sec. Bonds, 5/15/06                                                 2,420,000           2,433,734
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/06                                         8,414,000           8,418,300
                                                                                                                  ------------------
                                                                                                                         15,857,624
                                                                                                                  ------------------
Total Corporate Bonds and Notes (Cost $458,878,071)                                                                     457,154,672

------------------------------------------------------------------------------------------------------------------------------------
COMMODITY-LINKED SECURITIES--17.3%
------------------------------------------------------------------------------------------------------------------------------------
AIG International, Inc., Goldman Sachs Commodity Index Total Return
Linked Securities, 4.66%, 11/9/06 7                                                                  40,000,000          30,698,144
------------------------------------------------------------------------------------------------------------------------------------
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return Linked Securities, 3.39%,
3/24/06 7                                                                                            29,000,000          29,576,500


                        21 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL               VALUE
                                                                                                         AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMODITY-LINKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Cargill, Inc.: Continued
Goldman Sachs Commodity Index Total Return Linked Securities, 3.503%, 3/31/06 7                $     39,000,000   $      30,722,757
Goldman Sachs Commodity Index Total Return Linked Securities, 4.90%, 2/27/07 7                       60,000,000          56,504,430
Goldman Sachs Commodity Index Total Return Linked Securities, 4.95%, 3/19/07 7                       40,000,000          40,000,000
------------------------------------------------------------------------------------------------------------------------------------
Koch Industries, Inc.:
Goldman Sachs Energy Total Return Index Linked Securities, 4.63%, 3/6/06 1,8                         10,000,000           9,526,340
Goldman Sachs Energy Total Return Index Linked Securities, 4.63%, 5/5/06 1,8                         20,000,000          18,056,880
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Goldman Sachs Commodity Index
Total Return Linked Securities, 4.53%, 3/5/07 1,7                                                    90,000,000          92,538,000
                                                                                                                  ------------------
Total Commodity-Linked Securities (Cost $328,000,000)                                                                   307,623,051

------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.5%
------------------------------------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates,
Series 2002-1, 4.659%, 11/30/071 (Cost $8,895,522)                                                    8,813,827           8,655,223

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--7.8%
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York, 4.51%, 6/21/06 1                                                         8,575,000           8,574,803
------------------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., 4.51%, 3/9/06 9                                                                 5,000,000           4,994,989
------------------------------------------------------------------------------------------------------------------------------------
Chesham Finance LLC, 4.55%, 3/7/06                                                                    5,000,000           4,996,233
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.583%, 4/19/06                                                              20,000,000          19,877,772
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 4.697%, 5/24/06                                                     75,000,000          74,209,875
------------------------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp., 4.51%, 3/7/06 9                                                          5,000,000           4,996,242
------------------------------------------------------------------------------------------------------------------------------------
Legacy Capital Co. LLC, 4.52%, 3/1/06                                                                 5,000,000           5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Neptune Funding Corp., 4.58%, 4/3/06 9                                                                5,000,000           4,979,008
------------------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp., 4.52%, 3/15/06 9                                                           5,000,000           4,991,211
------------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 4.51%, 3/2/06 9                                                               5,000,000           4,999,374
                                                                                                                  ------------------
Total Short-Term Notes (Cost $137,608,132)                                                                              137,619,507

------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.8%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 38.98% in repurchase agreement (Principal Amount/
Value $400,396,000, with a maturity value of $400,445,938) with DB Alex Brown
LLC, 4.49%, dated 2/28/06, to be repurchased at $156,092,466 on 3/1/06, collateralized by U.S. Treasury Bonds, 2.50%--3.625%, 9/30/06--4/30/07,
with a value of $408,499,728 (Cost $156,073,000)                                                    156,073,000         156,073,000

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,162,638,529)                                                         120.2%      2,135,595,292
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                     (20.2)        358,885,572
                                                                                               -------------------------------------

NET ASSETS                                                                                                100.0%  $   1,776,709,720
                                                                                               =====================================


                        22 | OPPENHEIMER REAL ASSET FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of February 28, 2006 was $849,559, which represents 0.05% of the Fund's net assets. See Note 8 of Notes to Financial Statements.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $10,199,943 or 0.57% of the Fund's net assets as of February 28, 2006.

4. When-issued security or forward commitment to be delivered and settled after February 28, 2006. See Note 1 of Notes to Financial Statements.

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $126,429,596. See Note 5 of Notes to Financial Statements.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $48,821,029 or 2.75% of the Fund's net assets as of February 28, 2006.

7. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return Index. The indexes currently contain twenty-four commodities from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.

8. Security is linked to the Goldman Sachs Energy Total Return Index. The index currently contains six commodities from the energy sector. Individual components in the index are weighted by their respective world production values.

9. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $24,960,824, or 1.40% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        23 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2006
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $2,162,638,529)--see
accompanying statement of investments                        $    2,135,595,292
--------------------------------------------------------------------------------
Cash                                                                  2,320,974
--------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                45,637
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward
commitment                                                          210,268,706
Futures margins                                                      20,091,009
Shares of beneficial interest sold                                   15,582,877
Interest and principal paydowns                                      14,584,020
Other                                                                    24,118
                                                             -------------------
Total assets                                                      2,398,512,633

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $477,916,256 purchased
on a when-issued basis or forward commitment)                       612,892,868
Shares of beneficial interest redeemed                                7,669,004
Distribution and service plan fees                                      619,303
Transfer and shareholder servicing agent fees                           305,694
Shareholder communications                                              110,103
Trustees' compensation                                                   16,437
Other                                                                   189,504
                                                             -------------------
Total liabilities                                                   621,802,913

--------------------------------------------------------------------------------
NET ASSETS                                                       $1,776,709,720
                                                             ===================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                   $          242,841
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,964,068,631
--------------------------------------------------------------------------------
Accumulated net investment income                                    20,927,107
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (156,888,308)
--------------------------------------------------------------------------------
Net unrealized depreciation on investments                          (51,640,551)
                                                             -------------------
NET ASSETS                                                   $    1,776,709,720
                                                             ===================


                        24 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,102,523,355 and 150,163,195 shares of beneficial
interest outstanding)                                                 $    7.34
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                    $    7.79
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $124,868,907 and 17,293,607 shares of beneficial interest
outstanding)                                                          $    7.22
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $247,830,102 and 34,499,114 shares of beneficial interest
outstanding)                                                          $    7.18
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $24,468,019 and 3,365,115 shares of beneficial interest
outstanding)                                                          $    7.27
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $277,019,337 and 37,519,882 shares of
beneficial interest outstanding)                                      $    7.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        25 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $6,369)        $       34,097,520
--------------------------------------------------------------------------------
Other income                                                              7,145
                                                             -------------------
Total investment income                                              34,104,665

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       7,041,566
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,403,388
Class B                                                                 666,400
Class C                                                               1,266,701
Class N                                                                  60,238
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,185,546
Class B                                                                 217,558
Class C                                                                 304,998
Class N                                                                  44,041
Class Y                                                                  29,978
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  88,793
Class B                                                                  19,741
Class C                                                                  23,430
Class N                                                                   1,749
Class Y                                                                   1,904
--------------------------------------------------------------------------------
Custodian fees and expenses                                             104,608
--------------------------------------------------------------------------------
Trustees' compensation                                                   11,286
--------------------------------------------------------------------------------
Administration service fees                                                 750
--------------------------------------------------------------------------------
Other                                                                    90,192
                                                             -------------------
Total expenses                                                       12,562,867
Less waivers and reimbursements of expenses                              (2,343)
                                                             -------------------
Net expenses                                                         12,560,524

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                21,544,141


                        26 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)        $       22,267,048
Closing and expiration of option contracts written                        3,450
Closing and expiration of futures contracts                         (80,938,553)
Swap contracts                                                          145,144
                                                             -------------------
Net realized loss                                                   (58,522,911)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                        (142,014,912)
Futures contracts                                                  (135,170,340)
Option contracts                                                         (6,451)
Swap contracts                                                           45,637
                                                             -------------------
Net change in unrealized depreciation                              (277,146,066)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $     (314,124,836)
                                                             ===================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        27 | OPPENHEIMER REAL ASSET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS
                                                                                            ENDED              YEAR
                                                                                     FEBRUARY 28,             ENDED
                                                                                             2006        AUGUST 31,
                                                                                      (UNAUDITED)              2005
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $    21,544,141   $    14,420,818
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                              (58,522,911)      249,900,489
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 (277,146,066)      225,089,316
                                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from operations                      (314,124,836)      489,410,623

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                (5,357,864)       (7,247,857)
Class B                                                                                  (348,343)         (190,261)
Class C                                                                                  (716,641)         (467,943)
Class N                                                                                   (88,834)          (86,194)
Class Y                                                                                  (790,337)         (970,044)
--------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                               (98,053,918)     (176,519,945)
Class B                                                                               (11,828,387)      (21,692,760)
Class C                                                                               (22,813,172)      (33,838,230)
Class N                                                                                (2,151,295)       (2,633,667)
Class Y                                                                               (14,899,429)      (14,050,224)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                               165,343,480       452,635,213
Class B                                                                                13,728,880        51,758,221
Class C                                                                                53,427,251       120,499,718
Class N                                                                                 5,564,845        13,842,607
Class Y                                                                               175,036,685        81,631,447

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                             (58,071,915)      952,080,704
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 1,834,781,635       882,700,931
                                                                                  ----------------------------------
End of period (including accumulated net investment income
of $20,927,107 and $6,684,985, respectively)                                      $ 1,776,709,720   $ 1,834,781,635
                                                                                  ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        28 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                  ENDED
                                           FEBRUARY 28,                                                               YEAR ENDED
                                                   2006                                                               AUGUST 31,
CLASS A                                     (UNAUDITED)           2005         2004           2003         2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $       9.59    $      9.13     $   7.51       $   6.15     $   6.93       $     8.18
                                           -----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .11 1          .11 1        .01            .03          .29              .45
Net realized and unrealized gain (loss)           (1.56)          2.84         1.85           1.38         (.71)           (1.21)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                  (1.45)          2.95         1.86           1.41         (.42)            (.76)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.04)          (.07)          -- 2         (.05)        (.36)            (.43)
Distributions from net realized gain               (.76)         (2.42)        (.24)            --           --             (.06)
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                       (.80)         (2.49)        (.24)          (.05)        (.36)            (.49)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $       7.34    $      9.59     $   9.13       $   7.51     $   6.15       $     6.93
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               (15.99)%        44.66%       25.44%         23.08%       (5.54)%          (9.83)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $  1,102,524    $ 1,246,436     $638,254       $238,828     $148,319       $  117,331
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  1,147,294    $   844,342     $413,618       $193,837     $115,458       $  139,631
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                              2.62%          1.34%        0.22%          0.46%        4.73%            5.73%
Total expenses                                     1.31%          1.32% 5      1.40% 5,6      1.49% 5      1.68% 5,6        1.51% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              42% 7          94% 7        87%            61%          49%             105%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                           PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------------
Six Months Ended February 28, 2006         $       2,704,035,903    $   2,787,964,090
Year Ended August 31, 2005                         4,827,248,691        4,809,916,669

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        29 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                  ENDED
                                           FEBRUARY 28,                                                               YEAR ENDED
                                                   2006                                                               AUGUST 31,
CLASS B                                     (UNAUDITED)           2005         2004           2003         2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $       9.46    $      9.05     $   7.51       $   6.16     $   6.95       $     8.20
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        .07 1          .04 1       (.05)          (.04)         .23              .40
Net realized and unrealized gain (loss)           (1.53)          2.80         1.83           1.40         (.70)           (1.22)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                  (1.46)          2.84         1.78           1.36         (.47)            (.82)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.02)          (.01)          --           (.01)        (.32)            (.37)
Distributions from net realized gain               (.76)         (2.42)        (.24)            --           --             (.06)
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.78)         (2.43)        (.24)          (.01)        (.32)            (.43)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $       7.22    $      9.46     $    9.05      $   7.51     $   6.16       $     6.95
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               (16.28)%        43.33%       24.32%         22.12%       (6.38)          (10.49)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $    124,869    $   147,663     $ 78,125       $ 37,589     $ 24,738       $   21,321
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $    134,665    $   102,816     $ 52,436       $ 32,101     $ 20,032       $   26,295
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                       1.74%          0.46%       (0.69)         (0.41)        4.10%            4.99%
Total expenses                                     2.19%          2.19%        2.32%          2.44%        2.45%            2.27%
Expenses after payments and waivers
and reduction to custodian expenses                2.19%          2.19%        2.31%          2.36%        2.45%            2.27%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              42% 4          94% 4        87%            61%          49%             105%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                           PURCHASE TRANSACTIONS    SALE TRANSACTIONS
-------------------------------------------------------------------------------------
Six Months Ended February 28, 2006         $       2,704,035,903    $   2,787,964,090
Year Ended August 31, 2005                         4,827,248,691        4,809,916,669

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        30 | OPPENHEIMER REAL ASSET FUND

                                                         SIX MONTHS                                                         YEAR
                                                              ENDED                                                        ENDED
                                                  FEBRUARY 28, 2006                                                   AUGUST 31,
CLASS C                                                 (UNAUDITED)         2005         2004       2003       2002         2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $            9.42    $    9.02    $    7.48   $   6.14   $   6.93   $     8.17
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                    .07 1        .05 1       (.03)      (.03)       .23          .41
Net realized and unrealized gain (loss)                       (1.52)        2.79         1.81       1.38       (.70)       (1.22)
                                                  --------------------------------------------------------------------------------
Total from investment operations                              (1.45)        2.84         1.78       1.35       (.47)        (.81)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.03)        (.02)          --       (.01)      (.32)        (.37)
Distributions from net realized gain                           (.76)       (2.42)        (.24)        --         --         (.06)
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                   (.79)       (2.44)        (.24)      (.01)      (.32)        (.43)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $            7.18    $    9.42    $    9.02   $   7.48   $   6.14   $     6.93
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           (16.33)%      43.50%       24.42%     22.04%     (6.39)%     (10.43)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $         247,830    $ 264,019    $ 110,728   $ 36,531   $ 18,115   $   12,588
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $         256,095    $ 170,306    $  68,392   $ 25,746   $ 11,771   $   16,165
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                                   1.84%        0.57%       (0.62)%    (0.43)%     3.99%        4.95%
Total expenses                                                 2.09%        2.11%        2.24%      2.40%      2.45%        2.26%
Expenses after payments and waivers and
reduction to custodian expenses                                2.09%        2.11%        2.24%      2.36%      2.45%        2.26%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          42% 4        94% 4        87%        61%        49%         105%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
     --------------------------------------------------------------------------
     Six Months Ended February 28, 2006     $ 2,704,035,903   $   2,787,964,090
     Year Ended August 31, 2005               4,827,248,691       4,809,916,669

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        31 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                                         YEAR
                                                              ENDED                                                        ENDED
                                                  FEBRUARY 28, 2006                                                   AUGUST 31,
CLASS N                                                 (UNAUDITED)         2005         2004       2003       2002       2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $            9.51    $    9.08    $    7.50   $   6.15   $   6.99   $     7.67
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .09 2        .08 2         --        .07        .30          .22
Net realized and unrealized gain (loss)                       (1.54)        2.82         1.82       1.36       (.78)        (.73)
                                                  --------------------------------------------------------------------------------
Total from investment operations                              (1.45)        2.90         1.82       1.43       (.48)        (.51)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.03)        (.05)          --       (.08)      (.36)        (.17)
Distributions from net realized gain                           (.76)       (2.42)        (.24)        --         --           --
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                   (.79)       (2.47)        (.24)      (.08)      (.36)        (.17)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $            7.27    $    9.51    $    9.08   $   7.50   $   6.15   $     6.99
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                           (16.09)%      44.03%       24.90%     23.63%     (6.47)%      (6.75)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $          24,468    $  25,586    $   8,206   $  1,578   $    314   $       61
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $          24,644    $  14,654    $   4,516   $  1,001   $    146   $       14
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                   2.25%        1.03%       (0.17)%     0.27%      3.57%        5.95%
Total expenses                                                 1.70%        1.68%        1.84%      1.83%      1.94%        1.88%
Expenses after payments and waivers and
reduction to custodian expenses                                1.69%        1.68%        1.80%      1.63%      1.94%        1.88%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          42% 5        94% 5        87%        61%        49%         105%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
   -----------------------------------------------------------------------------
   Six Months Ended February 28, 2006        $ 2,704,035,903     $ 2,787,964,090
   Year Ended August 31, 2005                  4,827,248,691       4,809,916,669

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        32 | OPPENHEIMER REAL ASSET FUND

                                                         SIX MONTHS                                                         YEAR
                                                              ENDED                                                        ENDED
                                                  FEBRUARY 28, 2006                                                   AUGUST 31,
CLASS Y                                                 (UNAUDITED)         2005         2004       2003       2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $            9.63    $    9.15    $    7.52   $   6.15   $   6.94   $     8.16
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .13 1        .15 1        .05        .06        .32          .25
Net realized and unrealized gain (loss)                       (1.57)        2.86         1.84       1.39       (.73)        (.95)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                              (1.44)        3.01         1.89       1.45       (.41)        (.70)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.05)        (.11)        (.02)      (.08)      (.38)        (.46)
Distributions from net realized gain                           (.76)       (2.42)        (.24)        --         --         (.06)
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                   (.81)       (2.53)        (.26)      (.08)      (.38)        (.52)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $            7.38    $    9.63    $    9.15   $   7.52   $   6.15   $     6.94
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           (15.83)%      45.42%       25.84%     23.69%     (5.36)%      (9.21)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $         277,019    $ 151,078    $  47,387   $ 25,724   $  6,908   $    1,741
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $         183,603    $  83,836    $  31,449   $ 15,755   $  3,420   $      868
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          3.12%        1.83%        0.65%      0.83%      3.95%        6.46%
Total expenses                                                 0.87%        0.88%        0.97%      1.08%      1.27%        1.38% 4
Expenses after payments and waivers and
reduction to custodian expenses                                0.87%        0.88%        0.97%      1.08%      1.26%        1.17%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          42% 5        94% 5        87%        61%        49%         105%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

5. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS  SALE TRANSACTIONS
   ----------------------------------------------------------------------------
   Six Months Ended February 28, 2006        $ 2,704,035,903    $ 2,787,964,090
   Year Ended August 31, 2005                  4,827,248,691      4,809,916,669

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        33 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Real Asset Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return. Total return refers to the change in value of an investment in shares of the Fund over time resulting from changes in value of the Fund's investments and income on those investments. The Fund's investment advisor is OppenheimerFunds, Inc. (the Advisor). The Sub-Advisor is Oppenheimer Real Asset Management, Inc. (the Manager), a wholly owned subsidiary of the Advisor.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the


                        34 | OPPENHEIMER REAL ASSET FUND
absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures. As of February 28, 2006, the market value of these securities comprised 17.8% of the Fund's net assets and resulted in unrealized cumulative losses of $20,617,248.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of February 28, 2006, the Fund had purchased $477,916,256 of securities issued on a when-issued basis or forward commitment and sold $210,291,406 of securities issued on a when-issued basis or forward commitment.


                        35 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


                        36 | OPPENHEIMER REAL ASSET FUND
and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $58,522,911 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2006, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended August 31, 2005, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if


                        37 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED    FEBRUARY 28, 2006      YEAR ENDED   AUGUST 31, 2005
                                     SHARES               AMOUNT          SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                             45,923,062    $     381,694,707      94,212,026   $   777,455,272
Dividends and/or
distributions reinvested         10,660,435           87,328,670      24,089,571       160,454,202
Redeemed                        (36,414,617)        (303,679,897) 1  (58,238,089)     (485,274,261) 2
                                ---------------------------------------------------------------------
Net increase                     20,168,880    $     165,343,480      60,063,508   $   452,635,213
                                =====================================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                              3,598,517    $      29,745,629       9,282,558   $    76,207,355
Dividends and/or
distributions reinvested          1,267,572           10,207,819       2,820,081        18,521,469
Redeemed                         (3,174,789)         (26,224,568) 1   (5,135,305)      (42,970,603) 2
                                ---------------------------------------------------------------------
Net increase                      1,691,300    $      13,728,880       6,967,334   $    51,758,221
                                =====================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                              9,607,480    $      78,742,605      18,790,237   $   152,585,965
Dividends and/or
distributions reinvested          2,244,373           17,988,097       4,162,996        27,230,330
Redeemed                         (5,385,367)         (43,303,451) 1   (7,202,060)      (59,316,577) 2
                                ---------------------------------------------------------------------
Net increase                      6,466,486    $      53,427,251      15,751,173   $   120,499,718
                                =====================================================================


                        38 | OPPENHEIMER REAL ASSET FUND

                           SIX MONTHS ENDED    FEBRUARY 28, 2006      YEAR ENDED   AUGUST 31, 2005
                                     SHARES               AMOUNT          SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS N
Sold                              1,329,313    $      11,009,943       2,265,268   $    18,313,212
Dividends and/or
distributions reinvested            254,260            2,062,748         403,003         2,665,360
Redeemed                           (908,104)          (7,507,846) 1     (882,773)       (7,135,965) 2
                           --------------------------------------------------------------------------
Net increase                        675,469    $       5,564,845       1,785,498   $    13,842,607
                           ==========================================================================

-----------------------------------------------------------------------------------------------------
CLASS Y
Sold                             24,534,613    $     197,974,224      16,487,939   $   131,638,201
Dividends and/or
distributions reinvested          1,388,405           11,423,188       1,252,352         8,401,675
Redeemed                         (4,097,667)         (34,360,727) 1   (7,222,356)      (58,408,429) 2
                           --------------------------------------------------------------------------
Net increase                     21,825,351    $     175,036,685      10,517,935   $    81,631,447
                           ==========================================================================

1. Net of redemption fees of $50,976, $5,983, $11,379, $1,095 and $8,158 for
Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $92,832, $11,304, $18,724, $1,611 and $9,217 for
Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3.PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2006, were as follows:

                                         PURCHASES             SALES
     ---------------------------------------------------------------
     Investment securities          $  235,069,844    $  249,997,606
     U.S. government and
     government agency obligations       3,090,314        26,768,980
     To Be Announced (TBA)
     mortgage-related securities     2,704,035,903     2,787,964,090

--------------------------------------------------------------------------------
4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Advisor were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.0% of the first $200 million of average annual net assets, 0.90% of the next $200 million, 0.85% of the next $200 million, 0.80% of the next $200 million, and 0.75% of net assets in excess of $800 million. Under the sub-advisory agreement, the Advisor pays the Sub-Advisor the following annual fees: 0.50% of the first $200 million of average annual net assets, 0.45% of the next $200 million, 0.425% of the next $200 million, 0.40% of the next $200 million, and 0.375% of the net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per


                        39 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

account fee. For the six months ended February 28, 2006, the Fund paid $1,739,674 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2006 for Class B, Class C and Class N shares were $4,196,265, $3,032,331 and $230,979, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                        40 | OPPENHEIMER REAL ASSET FUND

                                           CLASS A        CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT     CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED       DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES  SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS             RETAINED BY     RETAINED BY    RETAINED BY     RETAINED BY     RETAINED BY
ENDED                  DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
February 28, 2006    $     614,533   $       7,620   $    138,811   $      73,882   $      22,291
-------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2006, OFS waived $322 and $2,021 for Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5.FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity futures) inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                        41 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS   Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

As of February 28, 2006, the Fund had outstanding futures contracts as follows:

                                                                  VALUATION AS OF       UNREALIZED
                                        EXPIRATION    NUMBER OF      FEBRUARY 28,     APPRECIATION
CONTRACT DESCRIPTION                         DATES    CONTRACTS              2006   (DEPRECIATION)
---------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
AGRICULTURE
Corn                                       5/12/06        1,810   $    21,606,875   $      819,890
Soybean                                    5/12/06          170         5,049,000          (24,875)
Wheat                                      5/12/06        1,209        23,744,175        1,395,813
ENERGY
Brent Crude Oil                            4/12/06        1,753       109,597,560        1,012,085
Crude Oil                                  3/21/06        3,779       232,068,390       (7,432,000)
Gas Oil                                    4/12/06          597        32,282,775         (519,235)
Heating Oil                                3/31/06          718        51,940,694       (1,022,524)
Natural Gas                                3/29/06        1,006        67,542,840      (18,254,756)
Unleaded Gasoline                          3/31/06          712        47,568,293       (4,852,596)
LIVESTOCK
Cattle Feeder                              4/27/06          116         6,224,850          (92,574)
Lean Hogs                                  4/17/06          906        22,278,540         (915,461)
Live Cattle                                4/28/06          536        18,701,040         (717,518)
INDUSTRIAL METALS
Copper                                     5/26/06          500        27,231,250        1,298,534
London Metals Exchange
Aluminum High Grade                        4/13/06          413        24,878,088        2,639,857
London Metals Exchange Nickel              4/19/06           21         1,878,660           19,808
London Metals Exchange Zinc        4/13/06-5/12/06          282        16,611,681        1,286,208
PRECIOUS METALS
Gold (100 Oz.)                             4/26/06          313        17,650,070        1,510,280
Silver                                     5/26/06           44         2,157,100          221,432
SOFTS
Coffee, Cl. C                              5/18/06           53         2,259,788          (89,544)
Florida Orange Juice                       5/10/06          224         4,475,520          163,997
Sugar #11                                  4/28/06          770        14,764,288         (621,247)
GOVERNMENTS
U.S. Long Bonds                            6/21/06          148        16,737,875           53,976
                                                                                    ---------------
                                                                                       (24,120,450)
                                                                                    ---------------
CONTRACTS TO SELL
SOFTS
Cocoa                                      5/15/06          475         6,939,750         (112,990)
AGRICULTURE
Cotton No. 2                                5/8/06            5           138,600              (10)
INDUSTRIAL METALS
London Metals Exchange Lead                5/12/06           41         1,212,575           (7,196)
GOVERNMENTS
U.S. Treasury Nts., 2 yr                   6/30/06        2,779       567,958,125         (357,454)
U.S. Treasury Nts., 5 yr.                  6/30/06          137        14,410,688          (11,111)
U.S. Treasury Nts., 10 yr.         3/22/06-6/21/06          237        25,577,344          (33,740)
                                                                                    ---------------
                                                                                          (522,501)
                                                                                    ---------------
                                                                                    $  (24,642,951)
                                                                                    ===============


                        42 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended February 28, 2006 was as follows:

                                                   CALL OPTIONS                        PUT OPTIONS
                                -------------------------------   ---------------------------------
                                      NUMBER OF       AMOUNT OF         NUMBER OF        AMOUNT OF
                                      CONTRACTS        PREMIUMS         CONTRACTS         PREMIUMS
---------------------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2005                              --    $         --               127   $       12,076
Options written                             489         410,305               202           51,750
Options closed or expired                  (371)       (400,428)             (233)         (57,226)
Options exercised                          (118)         (9,877)              (96)          (6,600)
                                -------------------------------------------------------------------
Options outstanding as of
February 28, 2006                            --    $         --                --   $           --
                                ===================================================================

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a


                        43 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS Continued

liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain
(loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of February 28, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                      NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY        SWAP DESCRIPTION                                        AMOUNT         DATES   APPRECIATION
----------------------------------------------------------------------------------------------------------------
                    Received or paid monthly. The Counterparty
                    pays the Fund a Floating Payment which is
                    the sum of the Notional Amount, the
                    Lehman Brothers CMBS Index Spread and
                    the Financial Spread on the initial Notional
                    Amount for the Swap Interest Accrual
                    Period. In addition, the Counterparty, pays
                    the Fund the Total Return Amount if it is a
                    positive value for a given Index Period. If
                    it is a negative, the Fund pays the Counterparty
                    the absolute value of the Total Return
                    Amount for a given Index Period, on each
Deutsche Bank AG    Payment Date.                                      $50,000,000        3/1/06   $     29,876
----------------------------------------------------------------------------------------------------------------
                    Received or paid monthly. If the sum of the
                    Lehman Brothers CMBS Index Payer
                    Payment Amount and the Floating Rate
                    Payer Payment Amount is positive, the
                    Counterparty will pay such amount to the
Goldman             Fund. If the sums are negative, then the
Sachs Group,        Fund shall pay the absolute value of such
Inc. (The)          amount to the Counterparty.                         40,000,000        6/1/06         15,761
                                                                                                   -------------
                                                                                                   $     45,637
                                                                                                   =============

Abbreviations are as follows:

CMBS          Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of February 28, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                        44 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
9. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, in response to motions to dismiss the suit that had been filed by the defendants. The remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The time in which plaintiffs may file an appeal to those decisions has not yet lapsed.


                        45 | OPPENHEIMER REAL ASSET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        46 | OPPENHEIMER REAL ASSET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact


                        47 | OPPENHEIMER REAL ASSET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Kevin Baum and Angelo Manioudakis and the Manager's Investment Grade investment team and analysts. Messrs. Baum and Manioudakis have had over 11 and 14 years of experience, respectively, managing investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to other specialty diversified equity funds that invest in commodities. The Board noted that, although comparative data was not available for other periods, the Fund's one-year performance was better than its peer group average. The Board felt that the Fund's performance over its three-year and five-year periods was satisfactory.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other specialty diversified equity funds that invest in commodities and other funds with comparable distribution features. The Board noted that the Fund's contractual management fees are lower than its peer group average but higher than its peer group median; that its actual management fees are equal to its peer


                        48 | OPPENHEIMER REAL ASSET FUND
group median and higher than its peer group average and that its total expenses are equal to its peer group median and average. In light of this, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board reviewed whether the Fund's advisory fee shares with shareholders economies of scale that the Manager may realize in managing and supporting the Fund. The Board noted the Fund's breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                        49 | OPPENHEIMER REAL ASSET FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Real Asset Fund


By:   /s/ John V. Murphy
      -----------------------------
      John V. Murphy
      Principal Executive Officer
Date: April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      -----------------------------
      John V. Murphy
      Principal Executive Officer
Date: April 19, 2006


By:   /s/ Brian W. Wixted
      -----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: April 19, 2006